ORDINARY SHARES	6 Months Ended
Jun. 30, 2023
Ordinary Shares
ORDINARY SHARES	NOTE 8 - ORDINARY SHARES In January and February 2023, the Company sold 97,000 ordinary shares at a purchase price of $1.00 per share.